Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
Share-based compensation

16. Share-based compensation

Description

In 2014, the Company introduced an equity incentive plan (the “EIP”), which was amended in 2017 and 2019. In 2024, the Company granted 1,033,579 options (2023: 138,907 options) under the EIP.

Holders of vested options are entitled to purchase common shares of the Company. Under the Equity Incentive Plan, the Board of Directors defined the exercise price as the average daily closing price of the Company’s shares during the 30 days preceding the date of grant. All options are to be settled by the physical delivery of shares. The key terms and conditions related to the grants under these programs at December 31, 2024 are as follows:

	Number of		Contractual
	options		life of
Plan	outstanding	Vesting conditions	options
Equity Incentive Plan Board	46,547	1 year service from grant date	6 years
Equity Incentive Plan Management & Staff	564,766	2 years’ service from grant date (50%)	8 years
Equity Incentive Plan Management & Staff	564,766	3 years’ service from grant date (50%)	8 years

Measurement of fair values

The fair value of the options was measured based on the Black-Scholes formula.

	Stock Option Plan
	Equity Incentive	Equity Incentive	Equity Incentive	Equity Incentive
	Plan 2024	Plan 2024	Plan 2023	Plan 2023
Fair value at grant date	$0.2417 (2 year vesting) 1) $0.2805 (3 year vesting) 1)	$0.7319 (1 year vesting) 2) $1.0056 (2 year vesting) 2) $1.1199 (3 year vesting) 2)	$1.72 (2 year vesting) 1) $1.96 (3 year vesting) 1)	$6.674 (1 year vesting) 2) $10.918 (2 year vesting) 2) $12.82 (3 year vesting) 2)

Share price at grant date	$0.41	$1.57	$2.92	$19.2
Exercise price	$0.48	$1.57	$2.92	$1.57
Expected volatility	116.64%	121.07%	108.87%	107.20%
Expected life	2 and 3 years	1, 2 and 3 years	2 and 3 years	1, 2 and 3 years
Expected dividends	—	—	—	—
Risk-free interest rate	4.26%	5.01%	4.90%	3.75%

1)	October grants for the respective year

2)	April grants for the respective year

The Company uses its own historic volatility to calculate expected volatility. The expected life of all options is assumed to correspond to the vesting period.

The total expense recognized for equity-settled share-based payment transactions was $532,081 in 2024 (2023: $422,275, 2022: $358,952).

The unamortized portion of the grant-date fair value of share-based payments at December 31, 2024 amounted to $604,682 and to $668,903 as of December 31, 2023.

The range of exercise prices for outstanding options was $0.48 to $12,640 as of December 31, 2024 and $2.92 to $12,640 as of December 31, 2023.

	2024			2023
		Weighted	Weighted		Weighted	Weighted
		average	average		average	average
	Number of	exercise	remaining	Number of	exercise	remaining
	options	price	term	options	price	term
Outstanding at January 1	145,324	26.35	5.62	7,884	416.82	6.22
Impact of repricing	-	(19.61)	-	-	-	-
Forfeited during the year	(2,819)	-	-	(1,467)	-	-
Exercised during the year		-	-		-	-
Granted during the year	1,033,579	0.76	-	138,907	5.30	-
Outstanding at December 31	1,176,084	1.20	5.37	145,324	26.35	5.62
Exercisable at December 31	9,267	-	-	2,630	-	-